                              AARP VARIABLE ANNUITY
                             SEPARATE ACCOUNT AMLVA
                    AMERICAN MATURITY LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED FEBRUARY 2, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2000

All references to the Administrative Office address and telephone number in your Prospectus are deleted and replaced with the new Administrative Office address and telephone number as follows:

          New Mailing Address:                P.O. Box 80469
                                              Lincoln, NE  68501
          Overnight Address:                  2940 S. 84th Street, Suite 2A2
                                              Lincoln, NE  68506
          Telephone Number:                   1-800-923-3334

In the section entitled "American Maturity Life Insurance Company" on page 10, at the end of the first paragraph, the last sentence is deleted. At the end of the section, please add the following two paragraphs:

          On July 18, 2000 Allstate Life Insurance Company ("Allstate") entered into a reinsurance agreement with American Maturity Life Insurance Company ("American Maturity") where Allstate reinsured all of American Maturity's rights, liabilities, and obligations with respect to the Separate Account under the Certificate.

          On the same date, American Maturity and Glenbrook Life and Annuity Company ("Glenbrook") entered into an administrative services agreement under which Glenbrook will administer the Certificates. Neither of these agreements will change the fact that American Maturity is primarily liable to you under your Certificate.

This Supplement must be read in conjunction with the Prospectus for the AARP Variable Annuity dated May 1, 2000.

                              AARP VARIABLE ANNUITY
                             SEPARATE ACCOUNT AMLVA
                    AMERICAN MATURITY LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED FEBRUARY 2, 2001
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

All references to the Administrative Office address and telephone number in your Statement of Additional Information are deleted and replaced with the new Administrative Office address and telephone number as follows:

          New Mailing Address:            P.O. Box 80469
                                          Lincoln, NE  68501
          Overnight Address:              2940 S. 84th Street, Suite 2A2
                                          Lincoln, NE  68506
          Telephone Number:               1-800-923-3334

In the section entitled "Description of American Maturity Life Insurance Company" on page 4, at the end of the second paragraph, the last sentence is deleted. After the second paragraph, please add the following two paragraphs:

          On July 18, 2000 Allstate Life Insurance Company ("Allstate") entered into a reinsurance agreement with American Maturity Life Insurance Company ("American Maturity") where Allstate reinsured all of American Maturity's rights, liabilities, and obligations with respect to the Separate Account under the Certificate.

          On the same date, American Maturity and Glenbrook Life and Annuity Company ("Glenbrook") entered into an administrative services agreement under which Glenbrook will administer the Certificates. Neither of these agreements will change the fact that American Maturity is primarily liable to you under your Certificate.

This Supplement must be read in conjunction with the Statement of Additional Information for the AARP Variable Annuity dated May 1, 2000.